Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Goodwill and Intangible Assets
Schedule of Goodwill

Changes in the carrying amount of goodwill by reportable segment is as follows (in thousands):

	Renewables
	and
	Recovery
	Logistics	Telecom	Total
Goodwill as of December 31, 2021 (a)	$21,680	$7,043	$28,723
Measurement period adjustments, net	—	220	220
Goodwill as of July 2, 2022 (a)	$21,680	$7,263	$28,943
(a)	Goodwill is net of accumulated impairment charges of $89,421 thousand as of July 2, 2022 and December 31, 2021 in the Telecom segment. There have been no impairment charges within the Renewables and Recovery Logistics segment.

Changes in the carrying amount of goodwill by reportable segment is as follows (in thousands):

	Renewables and
	Recovery Logistics	Telecom	Total
Goodwill as of January 1, 2020	$13,598	$72,905	$86,503
Measurement period adjustments, net	—	821	821
Impairment loss	—	(28,802)	(28,802)
Goodwill as of December 31, 2020 (a)	$13,598	$44,924	$58,522
Additions from acquisitions (Note 4)	8,082	14,606	22,688
Impairment loss	—	(52,487)	(52,487)
Goodwill as of December 31, 2021 (a)	$21,680	$7,043	$28,723
(a)

Goodwill is net of accumulated impairment charges of $89,421 thousand and $36,934 thousand for the years ended December 31, 2021 and 2020, respectively in the Telecom segment. There have been no impairment charges within the Renewables and Recovery Logistics segment.

Schedule of Intangible assets

Intangible assets consisted of the following (in thousands):

	July 2, 2022
	Weighted
	Average	Gross
	Remaining	Carrying	Accumulated	Net carrying
	Useful Life	Amount	amortization	Amount
Customer relationships	9.3	$424,560	$(115,920)	$308,640
Trademarks and trade names	9.5	59,969	(25,557)	34,412
		$484,529	$(141,477)	$343,052

	December 31, 2021
	Weighted
	Average	Gross
	Remaining	carrying	Accumulated	Net carrying
	Useful Life	amount	amortization	Amount
Customer relationships	9.5	$424,560	$(98,307)	$326,253
Trademarks and trade names	9.5	59,969	(22,048)	37,921
		$484,529	$(120,355)	$364,174

Intangible assets consisted of the following (in thousands):

	December 31, 2021
	Weighted
	Average
	Remaining	Gross carrying	Accumulated	Net carrying
	Useful Life	amount	amortization	amount
Customer relationships	9.5	$424,560	$(98,307)	$326,253
Trademarks and trade names	9.5	59,969	(22,048)	37,921
		$484,529	$(120,355)	$364,174

	December 31, 2020
	Weighted
	Average
	Remaining	Gross carrying	Accumulated	Net carrying
	Useful Life	amount	amortization	amount
Customer relationships	10.8	$368,200	$(65,868)	$302,332
Trademarks and trade names	9.9	58,519	(15,035)	43,484
		$426,719	$(80,903)	$345,816